Leases – The Group as a lessee (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of ROU assets classified within property, plant and equipment

ROU assets classified within property, plant and equipment

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Carrying amounts
Leasehold land and buildings	1,894,746	1,999,304
Plant and equipment	-	270
Motor vehicles	110,162	130,642
	2,004,908	2,130,216

ROU assets classified within property, plant and equipment

	2023	2022
	US$	US$
Carrying amounts
Leasehold land and buildings	1,999,304	2,199,934
Plant and equipment	270	8,151
Motor vehicles	130,642	113,707
	2,130,216	2,321,792

Schedule of depreciation charge

(b) Depreciation charge during the financial year

	Unaudited
	Periods ended June 30,
	2024	2023
	US$	US$

Leasehold land and buildings	104,559	104,302
Plant and equipment	270	3,941
Motor vehicles	20,479	20,001
	125,308	128,244
(b) Depreciation charge during the financial year
	2023	2022
	US$	US$

Leasehold land and buildings	208,860	175,287
Plant and equipment	7,882	7,882
Motor vehicles	40,480	35,217
	257,222	218,386

Schedule of interest expense	Interest expense
	Unaudited
	Periods ended June 30
	2024	2023
	US$	US$
Interest expense on lease liabilities	26,129	28,492
Interest expense
	2023	2022
	US$	US$

Interest expense on lease liabilities	55,934	28,559

Schedule of short-term leases	(c) Short-term leases
	2023	2022
	US$	US$

Expense relating to short-term leases	372,721	157,687
Total cash outflow for leases	614,191	372,642

Schedule of lease liabilities	(e) Lease liabilities
	2022	2022
	(US$)	(US$)
Current	192,282	185,764
Non-current	1,974,524	2,071,571
	2,166,806	2,257,335